NORTHERN HIGH YIELD FIXED INCOME FUND
HIGH YIELD FIXED INCOME FUND
INVESTMENT OBJECTIVE
The Fund seeks a high level of current income. In doing so, the Fund also may consider the potential for capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	NORTHERN HIGH YIELD FIXED INCOME FUND NORTHERN HIGH YIELD FIXED INCOME FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		NORTHERN HIGH YIELD FIXED INCOME FUND NORTHERN HIGH YIELD FIXED INCOME FUND
Management Fees	[1]	0.76%
Other Expenses	[1]	0.05%
Transfer Agent Fees	[1]	0.02%
Other Operating Expenses	[1]	0.03%
Acquired Fund Fees and Expenses	[1],[2]	0.01%
Total Annual Fund Operating Expenses	[1],[3]	0.82%
Expense Reimbursement	[1],[4]	(0.01%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1],[3]	0.81%
[1]	The expense information in the table has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with Fund operations.
[3]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Reimbursement will not correlate to the Fund's ratios of average net assets to (1) expenses before reimbursements and credits and (2) expenses net of reimbursements and credits, respectively, included in the Fund's Financial Highlights in the Fund's complete Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.
[4]	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than certain excepted expenses, i.e., Acquired Fund Fees and Expenses; the compensation paid to each Independent Trustee of the Trust; expenses of third party consultants engaged by the Board of Trustees; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; expenses in connection with the negotiation and renewal of the revolving credit facility; and extraordinary expenses and interest) to the extent the "Total Annual Fund Operating Expenses" exceed 0.80%. The "Total Annual Fund Operating Expenses After Expense Reimbursement" may be higher than the contractual limitation as a result of the excepted expenses that are not reimbursed. This contractual limitation may not be terminated before July 31, 2016 without the approval of the Board of Trustees.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
NORTHERN HIGH YIELD FIXED INCOME FUND | NORTHERN HIGH YIELD FIXED INCOME FUND | USD ($)	83	261	454	1,013

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91.47% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In seeking to achieve its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in lower quality bonds and other fixed-income securities (commonly referred to as “junk bonds”). These may include:
  Obligations of U.S. and foreign corporations and banks;
  Obligations of state, local and foreign governments;
  Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations that are issued by private issuers that are guaranteed as to principal and interest by the U.S. or foreign governments, their agencies or instrumentalities;
  Senior and subordinated bonds and debentures;
  Zero coupon, pay-in-kind and capital appreciation bonds;
  Convertible securities, preferred stock, structured securities and loan participations;
  Warrants, rights and other equity securities that are acquired in connection with the Fund’s investments in debt or convertible securities; and
  Repurchase agreements relating to the above instruments.
Lower quality securities are rated BB, Ba or lower by a Nationally Recognized Statistical Rating Organization (“NRSRO”). Unrated securities will be of comparable quality as determined by the Fund’s investment adviser.

Lower rated securities tend to offer higher yields than higher rated securities with similar maturities. However, lower rated securities are considered speculative and generally involve greater price volatility and greater risk of loss than higher rated securities. There is no minimum rating for a security purchased or held by the Fund, and the Fund may purchase securities that are in default. Although the Fund invests primarily in lower quality fixed-income securities, it may invest a portion of its assets in securities of higher quality. During temporary defensive periods, the Fund may invest all of its assets in securities of higher quality. The Fund may not achieve its investment objective when this temporary strategy is used.

Although the Fund primarily invests in the debt obligations of domestic issuers, it may make limited investments in the securities of foreign issuers.

In buying and selling securities for the Fund, the Fund’s investment adviser uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, the Fund’s investment adviser will emphasize particular securities and types of securities (such as asset-backed, mortgage-backed and corporate securities) that the team believes will provide a favorable return in light of the risks. The Fund’s investment adviser also may consider obligations with a more favorable or improving credit or industry outlook that provide the potential for capital appreciation.

The Fund does not have any portfolio maturity limitation, and may invest its assets from time to time in instruments with short, medium or long maturities. The instruments held by the Fund are considered speculative, and an investment in the Fund presents substantial risks in relation to a fund that invests in investment grade instruments.
PRINCIPAL RISKS
MARKET RISK is the risk that the market values of fixed-income securities owned by the Fund may decline, at times sharply and unpredictably.

MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results.

LIQUIDITY RISK is the risk that certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like, adversely affecting the value of the Fund’s investments and its returns.

INTEREST RATE/MATURITY RISK is the risk that the value of the Fund’s assets will decline because of rising interest rates. This risk is generally lower for funds that have shorter-weighted maturities, such as money market funds and short-term bond funds. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed-income securities.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

HIGH-YIELD RISK is the risk that the Fund’s non-investment grade fixed-income securities, sometimes known as “junk bonds,” will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Fund’s return and net asset value. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

CURRENCY RISK is the risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments and its returns. Because the Fund’s net asset value is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund’s holdings appreciates.

PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover may lead to increased Fund expenses resulting in lower investment returns. High portfolio turnover may also result in higher short-term capital gains taxable to shareholders.

As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
FUND PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available and may be obtained on the Fund’s web site at www.northernfunds.com or by calling 800-595-9111.
CALENDAR YEAR TOTAL RETURN*

* Year to date total return for the six months ended June 30, 2015 is 2.31%. For the periods shown in the bar chart above, the highest quarterly return was 10.22% in the second quarter of 2009, and the lowest quarterly return was (11.14)% in the fourth quarter of 2008.
AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2014)
Average Annual Total Returns - NORTHERN HIGH YIELD FIXED INCOME FUND	Inception Date	1-Year	5-Year	10-Year	Since Inception
NORTHERN HIGH YIELD FIXED INCOME FUND	Dec. 31, 1998	2.11%	8.32%	6.19%	6.15%
NORTHERN HIGH YIELD FIXED INCOME FUND | Return after taxes on distributions		(0.96%)	5.30%	3.28%	3.04%
NORTHERN HIGH YIELD FIXED INCOME FUND | Return after taxes on distributions and sale of Fund shares		1.50%	5.28%	3.60%	3.38%
Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)		2.46%	8.98%	7.73%	7.24%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.